Other current and non-current financial liabilities	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Other current and non-current financial liabilities
34.	Other current and non-current financial liabilities
The following table provides a breakdown for other current and non-current
financial liabilities:

(Euro thousands)	At December 31,
	2021	2020
Written put options on non-controlling interests	159,411	196,783
Cash-settled share-based payments	—	16,120
Bonds	—	4,287
Other	7,976	3,778

Other non-current financial liabilities	167,387	220,968

Warrant liabilities	33,984	—

Other current financial liabilities	33,984	—

Total	201,371	220,968
Written put options on
non-controlling
interests
Thom Browne
The Group is
party
to
an option agreement
with Mr. Thom Browne in reference to the Group’s original investment of 85% in Thom Browne. In particular, Mr. Thom Browne has

a put option giving him
the right to
sell
to
the Group
h
is
15% interest in Thom Browne, in three tranches, during 2023, 2028 and 2030. The exercise price of the option is established as the EBITDA of Thom Browne Group at the exercise date, multiplied by a given multiple (“TB Exercise Formula”). The financial liability arising from the obligation is measured at the present value of the expected exercise amount, calculated through the TB Exercise Formula as per projections contained in the 2019-2030 Business Plan approved on May 7, 2020 and April 6, 2021 by Zegna’s Valuation Committee. The remeasurement of the liability at each reporting date is recognized through profit or loss based on the latest available information.
During the first half of 2021 the parties renegotiated the contract, providing for early exercise of the option to purchase an additional 5% of Thom Browne; all other conditions of the contract remained unmodified. As a result, on June 1, 2021 the Group purchased an additional 5% of Thom Browne, based on the first tranche of the put option, for a total consideration of USD 37,400 thousand (Euro 30,653 thousand), following which the Group owns 90% of the Thom Browne group. The Group derecognized a portion of the liability for the written put option on non-controlling
interests in the amount of Euro 51,328 thousand and recognized a related
gain within finance income in the consolidated statement of profit and loss in the amount of Euro 20,675 thousand. Additionally, the equity attributable to non-controlling
interests was reduced by Euro 4,037 thousand with an offsetting increase to equity attributable to shareholders of the Parent Company and the put option
l
i
ability
relating to the remaining
non-controlling
interest was remeasured at its fair value.
At December 31, 2021, the liability relating to the put option, which for
the remaining 10% of
non-controlling
interests amounted to Euro 135,726 thousand and was classified as non-current.
At December 31, 2020, the liability relating to the put option for the
15% of
non-controlling
interests, amounted to Euro 169,055 thousand and was classified as non-current.
Dondi
The Group is party to an option agreement with the Dondi family in reference to the Group’s original investment of
65
%
in Dondi. In particular, the
Dondi family has a put option giving them the right to sell to the Group on the Dondi family’s
35
%
interest in Dondi, in
two tranches, during 2029 and

2034
. The exercise price of the option is established as the EBITDA of Dondi at the exercise date, less its net indebtedness, multiplied by a given multiple less a given discount (“Dondi Exercise Formula”). The financial liability arising from the obligation is measured at the present value of the expected exercise amount, calculated through the Dondi Exercise Formula as per projections contained in the 2020-2034 Business Plan approved on May 7, 2020 and April 6, 2021 by Zegna’s Valuation Committee. The remeasurement of the liability at each reporting date is recognized through profit or loss based on the latest available information. The liability related to this written put option at December 31, 2021 amounted to Eur
o 23,685
 thousand (Eur
o 21,650
 thousand at 31 December 2020).

Lanificio
The Group is party to an option agreement with the CEO of Lanificio in reference to the
10
%
non-controlling
interests in Lanificio. The exercise price
of the option was established as the fair market value at the exercise date. The financial liability arising from the obligation was measured at the present value of the redemption amount measured with the discounted cash flow method. The remeasurement of the liability at each reporting date was recognized through profit or loss. In July 2021, the Group purchased the additional 10% of Lanificio for a total consideration of Euro
9,600
 t
housand, following which the Group owns 100%

of the Lanificio. The Group derecognized the liability for the written put option on non-controlling
interests.

Cash-settled share-based payments
Cash-settled share-based payments relate to amounts owing to the Group’s CEO. Following a review of the CEO’s compensation package in 2021, the obligation of Euro 16,120 was waived by the CEO. For additional information please refer to Note 42 -
Related party transactions
.
Bonds
Bonds related to
non-convertible
debenture loans for a principal amount of Euro 4,287 thousand, issued between 1984 and 1985. The original due date of the bonds was November 30, 2030; however, on October 12, 2021 the Board of Directors of Zegna decided to early redeem the non-convertible
debenture loans and the bonds were fully repaid in November 2021.
Other
Other mainly includes a financing received from a
non-controlling
interest in a subsidiary amounting to Euro 3,919 thousand at December 2021 (Euro 3,594 thousand at December 2020).
Warrant liabilities
As part of the Business Combination, the Group assumed IIAC’s 13,416,667 public warrants (which automatically converted into warrants to purchase ordinary shares of Zegna) and issued 6,700,000 private placement warrants (of which 800,000 were issued to certain of Zegna’s directors), all of which were outstanding at December 31, 2021 and recognized as liabilities at fair value.
Each public warrant entitles the holder to purchase one Zegna ordinary share at a price of USD 11.50 per share and may be exercised within 5 years from the completion of the Business Combination. The public warrants may be redeemed by the Company:

•
at a price of USD 0.01 per warrant, if, and only if, the last reported sale price of the Zegna ordinary shares equals or exceeds USD 18.00 per share for any 20 trading days within a
30-trading
day period ending three trading days before sending the notice of redemption to each warrant holder;

•
at a price of USD 0.10 per warrant, if, and only if, the last reported sale price of the Zegna ordinary shares equals or exceeds USD 10.00 per share for any 20 trading days within a
30-trading
day period ending three trading days before sending the notice of redemption to each warrant holder.

The exercise price and number of Zegna ordinary shares issuable on exercise of the public warrants, as well as the terms of redemption, may be subject to adjustments in certain circumstances, including, among other events, in the event of a share dividend, extraordinary dividend or Zegna’s recapitalization, reorganization, merger or consolidation.
The private placement warrants have the same terms as the public warrants, except that, so long as they are held by Investindustrial Acquisition Corp. L.P., a limited partnership incorporated in England and Wales (“IIAC Sponsor”) or its permitted transferees, i) the private placement warrants were subject to transfer limitations in the
30-day
period immediately after the completion of the Business Combination, ii) they may be exercised by the holders on a cashless basis and iii) in certain circumstances they will not be redeemable by the Company. If the private placement warrants are held by someone other than the IIAC Sponsor or its permitted transferees, such warrants will be redeemable by the Company and exercisable by such holders on the same basis as the public warrants.
For additional information related to the Business Combination please refer to Note 1 -
General information
.